Property and equipment, net (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Impairment to property, plant and equipment			$ 5,579,631	$ 5,760,944
Property plant and equipment, additions
Disposals of property and equipment			1,546		$ (54,512)
Disposals of property and equipment				0
Depreciation expenses			$ 21,013	$ 4,033,569	$ 4,185,532